Note 7 - Property And Equipment	12 Months Ended
Mar. 31, 2013
Property, Plant and Equipment Disclosure [Text Block]
Property, Plant and Equipment Disclosure [Text Block]
7.	PROPERTY AND EQUIPMENT

Property and equipment as of March 31, 2012 and 2013 consisted of the following:

	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Data communications equipment	¥5,791,067	¥6,746,069	$71,645
Office and other equipment	939,435	2,130,160	22,623
Buildings	489,360	668,631	7,101
Leasehold improvements	2,513,220	2,666,584	28,320
Capitalized software	15,514,986	18,465,716	196,110
Assets under capital leases, primarily data communications equipment	20,180,641	21,864,989	232,211
Total	45,428,709	52,542,149	558,010
Less accumulated depreciation and amortization	(25,693,163)	(29,516,394)	(313,471)

Property and equipment—net	¥19,735,546	¥23,025,755	$244,539

Depreciation and amortization expenses for the property and equipment amounted to ¥5,454,138 thousand, ¥6,522,033 thousand and ¥6,950,249 thousand ($73,814 thousand) for the years ended March 31, 2011, 2012 and 2013, respectively.

The Company recorded losses on disposal of property and equipment of ¥23,588 thousand, ¥62,368 thousand and ¥14,638 thousand ($155 thousand) for the years ended March 31, 2011, 2012 and 2013, respectively, in “General and administrative” expenses in the Company’s consolidated statements of income.

Capitalized software included internal use software of ¥13,785,469 thousand and ¥15,912,108 thousand ($168,990 thousand) as of  March 31, 2012 and 2013, respectively, and software to be leased of  ¥1,729,517 thousand and ¥2,553,608 thousand ($27,120 thousand) as of  March 31, 2012 and 2013, respectively.

The unamortized balance of software to be leased was ¥1,477,896 thousand and ¥1,952,450 thousand ($20,735 thousand) as of March 31, 2012 and 2013, respectively. Amortization expense of software to be leased was ¥43,186 thousand, ¥208,435 thousand and ¥349,537 thousand ($3,712 thousand) for the years ended March 31, 2011, 2012 and 2013, respectively, and was included in cost of systems integration.

The estimated aggregate amortization expense of software to be leased for each of the next five years is as follows:

Year Ending March 31	Thousands of Yen	Thousands of U.S. Dollars
2014	¥510,722	$5,424
2015	510,722	5,424
2016	467,535	4,965
2017	446,021	4,737
2018	17,450	185